Shareholders' equity	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Shareholders' equity	Shareholders’ equityThe changes in Shareholders' equity are presented in the consolidated statement of changes in total equity. Significant information on certain items of Shareholders' equity and the changes therein in 2020 is set forth below.